SCHEDULE OF COMMON SHARES (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares Issued, Beginning Balance	210,478
Stock Options Exercised	155	486
Common Shares Issued, Ending Balance	213,498		210,478
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares Issued, Beginning Balance	210,478	202,941	202,941
Stock Options Exercised	155		4,390
Release of Restricted Stock Units	2,865		10,716
Retirement of Shares			(7,569)
Common Shares Issued, Ending Balance	213,498		210,478